Share Capital and Public Offerings (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Public Offerings [Abstract]
Schedule of Common Share Warrant Activity

The following table summarizes the common share warrant activity for the year ended December 31, 2023:

Balance at January 1, 2023	19,045,043
Issuances	0
Exercises	(0)
Balance at December 31, 2023	19,045,043

Schedule of Stock Option Activity

The following table summarizes total stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2022	1,333,123	$1.23
Granted	776,344	$0.76
Exercised	—	—
Expired/cancelled	(245,809)	$0.99
Balance at December 31, 2023	1,863,658	$1.07
Options vested and exercisable	449,515
Options expected to vest	1,414,143

Schedule of Unvested Stock Option

The following table summarizes unvested stock option activity for the year ended December 31, 2023:

	Non-Vested Options	Weighted Average Grant date Fair Value
Balance at December 31, 2022	1,283,123	$0.25
Granted	776,344	$0.51
Vested	(399,515)	$0.24
Forfeited	(245,809)	$0.27
Balance at December 31, 2023	1,414,146	$0.39